COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2023
Cost of sales [Abstract]
Schedule of cost of sales

	Gold		Copper		Other[4]		Total
For the years ended December 31	2023	2022	2023	2022	2023	2022	2023	2022
Site operating cost[1,2,3]	$5,015	$4,678	$401	$336	$—	$—	$5,416	$5,014
Depreciation[1]	1,756	1,756	259	223	28	18	2,043	1,997
Royalty expense	371	342	62	103	—	—	433	445
Community relations	36	37	4	4	—	—	40	41
Total	$7,178	$6,813	$726	$666	$28	$18	$7,932	$7,497
[1]Site operating costs and depreciation include charges to reduce the cost of inventory to net realizable value of $68 million (2022: $104 million). Refer to note 17.
[2]Site operating costs includes the costs of extracting by-products.
[3]Includes employee costs of $1,579 million (2022: $1,448 million).
[4]Other includes corporate amortization.